Activity in Allowance for Loan Losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 1,151	$ 166	¥ 1,335	$ 206
Provisions	3,244	498	1,151	166
Reversal of allowance provided	(1,151)	(166)	(1,335)	(206)
Ending balance	¥ 3,244	$ 498	¥ 1,151	$ 166